Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	As of December, 31
	2022	2021
	USD thousands

Balance in USD	11,902	9,174
Balance in other currencies	3,128	1,716
Total cash and cash equivalents	15,030	10,890